TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
SCHEDULE OF TRADE AND OTHER RECEIVABLES
	December 31, 2024	December 31, 2023
Trade receivables	$1,114,153	$879,509
Allowance for doubtful accounts	(36,973)	-
Sales taxes receivable	327,000	301,748
Total	$1,404,180	$1,181,257